UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21311

PIMCO High Income Fund
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(Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, NY 10105
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(Address of principal executive offices) (Zip code)

PA Fund Management LLC
1345 Avenue of the Americas, New York, NY 10105
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

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PIMCO High Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/03-6/30/04

PIMCO High Income Fund
Security Issuer Name	Exchange Ticker Symbol	Cusip or Isin	Security Holder Meeting Date	Matter Voted On	Proposal by Issuer or Security Holder	Vote Cast(Y/N?)	Voting Result: For, Against, Abstain	Vote Cast "For" or "Against" Management or "Abstain"

Eircom	N/A	28257PAC9	02/04/04	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Nextel Communications	N/A	65332VBA0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
Healthsouth Corp.	N/A	421924AP6	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
Healthsouth Corp.	N/A	421924AR2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
Healthsouth Corp.	N/A	421924AX9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
Extendicare Health	N/A	302244AC2	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
Extended Stay America	N/A	30224PAE1	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
Healthsouth (TRAINS)	N/A	87613YAG6	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
Triad Hospital	N/A	89579KAB5	N/A	Consent to the proposed amendment in the Indenture	Issuer	Y	For	For
Dynegy Holdings Inc	N/A	26816LAC6	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
WorldCOM	N/A	98157DAC0	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
WorldCOM	N/A	98157DAJ5	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
WorldCOM	N/A	98157DAK2	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
WorldCOM	N/A	98157DAF3	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
QWEST	N/A	74913EAE0	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
QWEST	N/A	74913EAH3	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
Beverly Enterprises Inc.	N/A	087851AQ4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Healthsouth Corporation	N/A	421924AX9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO High Income Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                          Brian S. Shlissel, President & Chief Executive Officer

Date August 27, 2004